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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07377

                   Morgan Stanley Capital Opportunities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                   Date of fiscal year end: November 30, 2005

                    Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY CAPITAL OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS AUGUST 31, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                               VALUE
---------                                                          ------------
            COMMON STOCKS (98.6%)
            Advertising/Marketing Services (5.4%)
 179,300    Getty Images, Inc.*                                    $ 15,346,287
  80,588    Lamar Advertising Co. (Class A)*                          3,241,249
                                                                   ------------
                                                                     18,587,536
                                                                   ------------
            Air Freight/Couriers (4.2%)
 118,250    C.H. Robinson Worldwide, Inc.                             7,301,937
 128,100    Expeditors International of Washington, Inc.              7,110,831
                                                                   ------------
                                                                     14,412,768
                                                                   ------------
            Casino/Gaming (7.3%)
 388,100    International Game Technology                            10,758,132
 146,000    Station Casinos, Inc.                                     9,755,720
  96,690    Wynn Resorts, Ltd.*                                       4,614,047
                                                                   ------------
                                                                     25,127,899
                                                                   ------------
            Chemicals: Agricultural (3.0%)
 164,940    Monsanto Co.                                             10,529,770
                                                                   ------------
            Computer Processing Hardware (1.7%)
 166,700    Dell, Inc.*                                               5,934,520
                                                                   ------------
            Discount Stores (5.1%)
 198,400    Costco Wholesale Corp.                                    8,618,496
  67,800    Sears Holdings Corp.*                                     9,211,308
                                                                   ------------
                                                                     17,829,804
                                                                   ------------
            Electronic Production Equipment (2.0%)
 213,600    Tessera Technologies, Inc.*                               7,087,248
                                                                   ------------
            Gas Distributors (1.2%)
  51,600    Questar Corp.                                             4,025,832
                                                                   ------------
            Home Building (2.1%)
   8,284    NVR, Inc.*                                                7,331,340
                                                                   ------------
            Hotels/Resorts/Cruiselines (3.4%)
 239,300    Carnival Corp. (Panama)                                  11,807,062
                                                                   ------------
            Internet Retail (1.1%)
  93,000    Amazon.com, Inc.*                                         3,971,100
                                                                   ------------
            Internet Software/Services (8.5%)
  62,200    Google, Inc. (Class A)*                                  17,789,200
 352,700    Yahoo!, Inc.*                                            11,759,018
                                                                   ------------
                                                                     29,548,218
                                                                   ------------
            Investment Banks/Brokers (4.7%)
  30,890    Chicago Mercantile Exchange Holdings, Inc.                8,575,064
 190,694    Greenhill & Co., Inc.                                     7,669,713
                                                                   ------------
                                                                     16,244,777
                                                                   ------------
            Medical Specialties (2.5%)
 233,400    Dade Behring Holdings, Inc.                               8,540,106
                                                                   ------------
            Miscellaneous Commercial Services (5.8%)
 222,550    Corporate Executive Board Co. (The)                      17,975,364
  63,900    Iron Mountain, Inc.*                                      2,203,911
                                                                   ------------
                                                                     20,179,275
                                                                   ------------
            Oil & Gas Production (8.4%)
  64,100    Southwestern Energy Co.*                                  3,711,390

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
 574,980    Ultra Petroleum Corp. (Canada)*                          25,437,115
                                                                   ------------
                                                                     29,148,505
                                                                   ------------
            Other Consumer Services (8.9%)
  85,500    Career Education Corp.*                                   3,351,600
 488,600    eBay, Inc.*                                              19,783,414
  75,900    Strayer Education, Inc.                                   7,659,828
                                                                   ------------
                                                                     30,794,842
                                                                   ------------
            Packaged Software (2.8%)
 295,000    Red Hat, Inc.*                                            4,191,950
 277,400    Salesforce.com, Inc.*                                     5,359,368
                                                                   ------------
                                                                      9,551,318
                                                                   ------------
            Personnel Services (3.0%)
 332,400    Monster Worldwide, Inc.*                                 10,384,176
                                                                   ------------
            Property - Casualty Insurers (2.5%)
   3,132    Berkshire Hathaway, Inc. (Class B)*                       8,694,432
                                                                   ------------
            Recreational Products (3.0%)
 182,300    Electronic Arts, Inc.*                                   10,442,144
                                                                   ------------
            Restaurants (1.7%)
 112,635    P.F. Chang's China Bistro, Inc.*                          5,764,659
                                                                   ------------
            Semiconductors (1.7%)
 128,100    Marvell Technology Group Ltd. (Bermuda)*                  6,045,039
                                                                   ------------
            Services to the Health Industry (2.5%)
 149,861    Stericycle, Inc.*                                         8,711,420
                                                                   ------------
            Specialty Telecommunications (2.7%)
 384,316    Crown Castle International Corp.*                         9,515,664
                                                                   ------------
            Wireless Telecommunications (3.4%)
 534,200    America Movil S.A. de C.V. (Series L) (ADR)              11,752,400
               (Mexico)
                                                                   ------------
            TOTAL COMMON STOCKS
               (Cost $289,325,487)                                  341,961,854
                                                                   ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (1.7%)
            REPURCHASE AGREEMENT
 $5,832     Joint repurchase agreement account 3.575%
               due 09/01/05 (dated 8/31/05; proceeds
               $5,832,579) (a) (Cost $5,832,000)                      5,832,000
                                                                   ------------

            TOTAL INVESTMENTS
              (Cost $295,157,487) (b)                      100.3%   347,793,854
            LIABILITIES IN EXCESS OF OTHER ASSETS           (0.3)    (1,103,074)
                                                           -----   ------------
            NET ASSETS                                     100.0%  $346,690,780
                                                           =====   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $61,368,218 and the aggregate gross unrealized depreciation is $8,731,851, resulting in net unrealized appreciation of $52,636,367.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Capital Opportunities Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 20, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
October 20, 2005


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